UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23C-2
UNDER THE INVESTMENT COMPANY ACT OF 1940
File No. 814-00832
NEW MOUNTAIN FINANCE CORPORATION
(Name of Registrant)
1633 Broadway, 48th Floor
New York, New York 10019
(Address of Principal Executive Office)
The undersigned here notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, and states that it is filing this notice with the Commission fewer than 30 days prior to the date set for the redemption in reliance upon no-action relief previously granted by the Commission staff to another issuer under similar facts and circumstances.
(1)Title of the class of securities of New Mountain Finance Corporation (the “Company”) to be redeemed:
5.494% Series 2019A Senior Notes due 2024 (the “Notes”).
(2)Date on which the securities are to be redeemed:
The Notes will be redeemed on February 5, 2024 (the “Redemption Date”).
(3)Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:
The Notes are to be redeemed pursuant to Section 8.2 of the Amended and Restated Note Purchase Agreement, dated September 30, 2016, as supplemented by the Fourth Supplement to the Amended and Restated Note Purchase Agreement, dated April 30, 2019 (together, the “Note Purchase Agreement”), between the Company and the purchasers listed therein.
(4)The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:
The Company will redeem in full the $116,500,000 in aggregate principal amount of the Notes issued and outstanding pursuant to the terms of the Note Purchase Agreement.

SIGNATURE
Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 25th day of January, 2024.

New Mountain Finance Corporation

By:	/s/ Kris Corbett
Kris Corbett
Chief Financial Officer and Treasurer